Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,836,500
Previously Paid Amount	0.00
Total Fee Amount	1,082.22
Total Offset Amount	0.00
Net Fee	1,082.22
Narrative - Max Aggregate Offering Price	$ 7,836,500
Final Prospectus	true